EARNING PER SHARE (Tables)	12 Months Ended
Dec. 31, 2019
Earnings Per Share [Abstract]
Schedule of Earnings Per Share, Basic and Diluted
The components of the numerator and the denominator in the calculation of basic and diluted earnings per share are as follows:

(in thousands of $)	2019	2018	2017
Net income (loss)	37,189	84,535	(2,348)

(in thousands)	2019	2018	2017
Weighted average number of shares outstanding - basic	143,505	144,132	125,019
Dilutive impact of stock options	94	302	—
Weighted average number of shares outstanding - diluted	143,599	144,434	125,019